Share-based payments - Share option changes and outstanding (Details)	12 Months Ended
	Dec. 31, 2019 $ / shares	Dec. 31, 2019	Dec. 31, 2019 CAD ($)	Dec. 31, 2018 CAD ($) $ / shares
Share-based payments
Number of share options outstanding in share-based payment arrangement at beginning of period | $			624,478	531,828
Granted | $			580,440	199,950
Exercised		(134,657)	(1,800)	(43,656)
Forfeited/expired | $			(93,175)	(63,644)
Number of share options outstanding in share-based payment arrangement at end of period		1,109,943	1,109,943	624,478
Weighted average exercise price of share options outstanding in share-based payment arrangement at beginning of period	$ 11.34			$ 10.90
Granted	9.63			10.50
Exercised	3.00			2.40
Forfeited/expired	10.78			11.20
Weighted average exercise price of share options outstanding in share-based payment arrangement at end of period	$ 10.51			$ 11.34